CERTIFICATION UNDER RULE 497(j)


March 10, 2003



VIA EDGAR

Securities & Exchange Commission
450 Fifth Street NW
Washington, DC  20549

Re:      SAFECO Tax-Exempt Bond Trust ("Registrant")
         1933 Act File Number   33-53532
         1940 Act File Number   811-7300

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the Advisor Class A, Class B and Class C prospectus dated March 7, 2003 and the Statement of Additional Information dated May 1, 2002, revised September 24, 2002 and March 7, 2003, for the above-captioned registrant that would have been filed under paragraph (c) of this section do not differ from that contained in the most recent amendment to the registration statement. I further certify that the most recent registration statement was filed electronically on, and became effective March 7, 2003.

Please indicate receipt in the usual manner to the undersigned.

Sincerely,

/s/ William E. Crawford

William E. Crawford
Counsel